Notes Payables (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jan. 30, 2024 USD ($)	Jan. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)
Notes Payable [Line Items]
Notes payable						$ 10.5	¥ 75.0
Restricted cash deposits						$ 2.1	¥ 15.0
Aggregate amount	$ 8.4	¥ 60.0
Commercial acceptance notes payable	8.4		¥ 60.0	$ 8.4	¥ 60.0			$ 8.5	¥ 60.0
Real estate property	8.0
Land use rights [Member]
Notes Payable [Line Items]
Real estate property	$ 1.0